BORROWINGS - Corporate Borrowings (Details) - USD ($)	Mar. 13, 2018	Dec. 31, 2017	Apr. 17, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 10,164,000,000		$ 8,326,000,000
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 789,000,000		0
Unused commitment fee		0.18%
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.20%
Medium Term Notes, Public - Canadian - Maturing October 10, 2017
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 0		295,000,000
Medium Term Notes, Public - Canadian - Maturing October 10, 2017 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate		3.50%
Medium Term Notes, Public - Canadian - Maturing October 30, 2018
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 99,000,000		93,000,000
Medium Term Notes, Public - Canadian - Maturing October 30, 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate		3.00%
Medium Term Notes, Public - Canadian - Maturing October 30, 2020
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 298,000,000		279,000,000
Medium Term Notes, Public - Canadian - Maturing October 30, 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate		3.50%
Medium Term Notes, Public - Canadian - Maturing March 11, 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 358,000,000		335,000,000
Medium Term Notes, Public - Canadian - Maturing March 11, 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate		3.50%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 239,000,000		0
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate		3.30%	3.30%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 318,000,000		0
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate		3.30%
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 0		$ 0
Revolving credit facility with Brookfield | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.00%
Subsequent Event | Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 400,000,000